Cost of services by nature (Tables)	6 Months Ended
Jun. 30, 2018
Cost of services by nature [Abstract]
Cost of services
Costs of services rendered are as follows:

	Six months ended June 30,
	2018	2017
Payroll, charges and benefits	(295,040)	(275,879)
Waste treatment and disposal of leachate	(23,133)	(12,405)
Fuel/lubricant	(33,333)	(28,828)
Transportation	(9,542)	(7,536)
Lease of machinery and equipment	(12,627)	(14,922)
Materials to operate landfills	(11,435)	(8,923)
Technical assistance	(3,208)	(7,803)
Depreciation/amortization/depletion	(46,441)	(57,169)
Analysis and monitoring	(3,285)	(2,709)
Lease of real estate, equipment and vehicles	(6,369)	(6,523)
Travel and lodging	(7,257)	(10,096)
Equipment maintenance	(22,482)	(17,929)
Landfill maintenance	(210)	(91)
Other	(20,664)	(27,361)
Total costs	(495,026)	(478,174)